SUPPLEMENT DATED AUGUST 1, 2005 TO THE
             FOLLOWING VARIABLE ANNUITY CONTRACT PROSPECTUSES DATED MAY 2, 2005:

                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                SCUDDER ADVOCATE ADVISOR ANNUITY
                                                    SCUDDER ADVOCATE ADVISOR-ST1


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES THE INFORMATION IN THE VARIABLE ANNUITY CONTRACT PROSPECTUSES LISTED ABOVE. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Effective August 1, 2005, the Underlying Fund called SVS INVESCO Dynamic Growth Portfolio available as a Variable Funding Option under the contract will change its name to Scudder Salomon Aggressive Growth Portfolio. Therefore, all references in the Variable Annuity Contract Prospectuses listed above to SVS INVESCO Dynamic Growth Portfolio are hereby deleted and replaced with Scudder Salomon Aggressive Growth Portfolio.

Additionally, effective August 1, 2005, the following replaces the disclosure regarding the SVS INVESCO Dynamic Growth Portfolio in the sub-section of the prospectus entitled "The Variable Funding Options":

---------------------------------- ------------------------------------------   ------------------------------------
          FUNDING OPTION                    INVESTMENT OBJECTIVE                              INVESTMENT
                                                                                         ADVISER/SUBADVISER
---------------------------------- ------------------------------------------   ------------------------------------
Scudder Salomon                    Seeks capital appreciation.  The             Salomon Brothers Asset Management
Aggressive Growth Portfolio        portfolio seeks to achieve its objective
                                   by investing primarily in common stocks of
                                   companies that the subadvisor believes are
                                   experiencing, or will experience, growth
                                   in earnings that exceeds the average rate
                                   of earnings growth of the companies in the
                                   S&P 500 Index. The portfolio invests in
                                   large, well-known companies that offer
                                   prospects of long-term earnings growth.
                                   However, because higher earnings growth
                                   rates are often achieved by small- to
                                   medium-sized companies, a significant
                                   portion of the assets may be invested in
                                   the securities of such companies.
---------------------------------- ------------------------------------------ --------------------------------------



Finally, as of August 1, 2005, the maximum Management Fee for the Scudder Salomon Aggressive Growth Portfolio is 0.80% as a percentage of average daily net assets of the fund.

August, 2005                                                             L-24541